Employment Continuing Operations - Summary of Employment Costs (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of employment expenses [Line Items]
Share-based payment expense (note 8)	€ 60	€ 44	€ 26
Total retirement benefits expense (note 28)	236	307	281
Finance costs (net) - applicable to retirement benefit obligations (note 9)	11	12	17
Continuing Operations [Member]
Disclosure of employment expenses [Line Items]
Wages and salaries	3,997	3,915	3,474
Social welfare costs	465	454	401
Other employment-related costs	546	531	505
Share-based payment expense (note 8)	60	44	26
Total retirement benefits expense (note 28)	236	307	281
Total	5,304	5,251	4,687
Cost of sales	2,869	2,725	2,446
Operating costs	2,424	2,514	2,224
Finance costs (net) - applicable to retirement benefit obligations (note 9)	11	12	17
Total	€ 5,304	€ 5,251	€ 4,687